Bonds and financing (Details 2) R$ in Thousands						3 Months Ended	12 Months Ended
		Aug. 04, 2020 USD ($)	Nov. 19, 2019 BRL (R$)	Sep. 28, 2019 BRL (R$)	Nov. 21, 2018 BRL (R$) USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Bonds and financing
Aggregate amount of borrowings | R$						R$ 1,658,467	R$ 793,341	R$ 1,640,947
Payment of borrowings principal | R$							R$ 852,135
Capitalization of private bonds | R$	[1]							1,508,297
Contribution of bonds | R$	[2]							R$ 1,535,800
Bank credit note | Mind Makers Editora Educacional | Taxa de juros de longo prazo - TJLP
Bonds and financing
Aggregate amount of borrowings | R$					R$ 1,676
Number of installments					72
Borrowings, interest rate basis					taxa de juros de longo prazo – TJLP
Borrowings, adjustment to interest rate basis					5.00%
Bonds with Related Parties
Bonds and financing
Payment of borrowings principal		$ 852,135
Payment of borrowings interest		29,864
Capitalization of private bonds | R$				R$ 1,508,297
Contribution of bonds | R$			R$ 1,535,801
Percentage of proceeds from bonds issued to be use for repay upon any liquidity event			50.00%
Bonds, 6th Issuance, Series 2
Bonds and financing
Borrowings, interest rate basis							CDI + 1.70% p.a.
Payment of borrowings interest		1,994
Bonds, 7th Issuance, Series 1
Bonds and financing
Payment of borrowings principal and interest		310,918
Bonds, 7th Issuance, Series 2
Bonds and financing
Payment of borrowings interest		4,671
Bonds, 8th Issuance
Bonds and financing
Payment of borrowings principal and interest		448,826
Bonds, 9th Issuance
Bonds and financing
Payment of borrowings principal and interest		$ 115,591

[1]	On September 28, 2019, the Cogna Group approved the capitalization of the 4th issuance and 5th issuance private bonds, in the amount of R$1,508,297, increasing the Parent Company’s Net Investment in the combinedcarve-outfinancial statements.
[2]	On November 19, 2019, all rights and obligations related to bonds issued by Saber with third parties were transferred to Cogna, under the condition that R$ 1,535,801 of the amount should be transferred to the Business through the Corporate Restructuring. Through this process, the Business was subject to the following contractual terms: (i)the acceleration of the other debentures originally issued by Saber; (ii)the grant by us of any liens on our assets or capital stock; (iii)a change in control by Cogna of Saber’s subsidiaries, subject to certain exceptions, Additionally, we have agreed until the maturity of the private debentures that: (i)we will allocate at least 50% of the use of proceeds from any liquidity event to repay such debentures; (ii)we will not obtain any new loans unless the proceeds of such loans are directed to repay our debentures with Cogna; and (iii)we will not pledge shares and/or dividends.